Condensed Consolidated Statements of Operations $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 11,447	$ 42,670	$ 41,082	$ 117,122	$ 200,506	$ 161,548
Cost of sales	8,028	33,254	30,786	93,695	166,912	129,479
Gross profit	3,419	9,416	10,296	23,427	33,594	32,069
General and administrative	18,151	10,738	39,783	31,627	55,095	41,923
Intangibles impairment	2,690		2,690		2,141
Goodwill impairment					26,910
Depreciation and amortization					4,073	2,357
Operating expenses	20,841	10,738	42,473	31,627	88,219	44,280
Operating loss	(17,422)	(1,322)	(32,177)	(8,200)	(54,625)	(12,211)
Other Income (expense)	16	119	3,457	(69)
Interest expense					5,434	2,470
Other expense					618	180
Interest income (expense), net	(975)	(1,132)	(3,348)	(3,260)
Bargain purchase gain	1,693		1,693
Total other expense					6,052	2,650
Loss before income taxes	(16,688)	(2,335)	(30,375)	(11,529)	(60,677)	(14,861)
Income tax expense	(138)	(345)	(840)	(157)	71	603
Deferred tax income	1,693	(435)	1,470	609	(1,313)	(336)
Net loss	(15,133)	(3,115)	(29,745)	(11,077)	$ (59,435)	$ (15,128)
Comprehensive income (expense)
Foreign currency translation adjustment	(11,791)	8,903	11,482	4,267
Loss and comprehensive loss	$ (26,924)	$ 5,788	$ (18,263)	$ (6,810)
Weighted average number of common shares outstanding:
Basic | shares	20,401,138	21,922,889	19,334,671	22,005,842	12,559,264	12,388,467
Diluted | shares	20,401,138	21,922,889	19,334,671	22,005,842	12,559,264	12,388,467
Net loss per share
Basic | (per share)	$ (0.74)	$ (0.14)	$ (1.54)	$ (0.50)	$ (4.73)	$ (1.22)
Diluted | (per share)	$ (0.74)	$ (0.14)	$ (1.54)	$ (0.50)	$ (4.73)	$ (1.22)